Document and Entity Information	Oct. 01, 2026
Cover [Abstract]
Entity Registrant Name	CAMPBELL'S Co
Entity Address, Address Line Two	New Jersey <span data-hint="Entity
Amendment Flag	false
Entity Central Index Key	0000016732
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Incorporation State Country Code	NJ
Entity File Number	1-3822
Entity Tax Identification Number	21-0419870
Entity Address, Address Line One	One Campbell Place
Entity Address, City or Town	Camden
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08103-1799
City Area Code	(856)
Local Phone Number	342-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Capital Stock, par value $.0375
Trading Symbol	CPB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false